Related Party Transactions - Schedule of Amounts Receivable from and Payable to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Trade receivables	$ 2,000	$ 0
Majority Shareholder
Related Party Transaction [Line Items]
Tax-related receivables	0	4,000
Trade payables	1,000	1,000
Tax-related payables	$ 3,000	$ 3,000